Financial liabilities - Summary of Short Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Short-term debt	¥ 5,487,959	¥ 4,590,173
Short-term debt (Principally from bank) [Member]
Disclosure of detailed information about borrowings [line items]
Short-term debt (Principally from bank)	1,387,832	916,725
Commercial paper [Member]
Disclosure of detailed information about borrowings [line items]
Commercial paper	¥ 4,100,127	¥ 3,673,447